ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts receivable	$ 1,244,876	$ 2,757,013
Allowance for doubtful accounts		(145,405)
Accounts Receivable, Net	1,244,876	2,611,608
Bad debt expense	$ (3,217)	$ 220,405